UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05497

Western Asset Municipal High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

JANUARY 31, 2017

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.3%
Alabama - 5.5%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$400,000	$451,708
Convertible CAB, Subordinated Lien	0.000%	10/1/50	3,020,000	2,252,618	(a)
Subordinated Lien Warrants	6.000%	10/1/42	1,120,000	1,277,752
Subordinated Lien Warrants	6.500%	10/1/53	3,000,000	3,522,450
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	1,500,000	1,721,625

Total Alabama				9,226,153

Arizona - 3.5%
La Paz County, AZ, IDA, Educational Facility Lease Revenue, Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	1,000,000	1,053,960	(b)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	190,000	204,421	(b)
Phoenix, AZ, IDA, Education Revenue:
Basis School Inc.	5.000%	7/1/35	1,000,000	1,010,250	(b)
Great Hearts Academies	5.000%	7/1/41	1,200,000	1,268,268
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/37	1,500,000	1,696,845
University Medical Center Corp., AZ, Hospital Revenue	6.250%	7/1/29	500,000	558,430	(c)

Total Arizona				5,792,174

California - 10.2%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	500,000	553,230
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,218,760
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	3,000,000	3,005,580	(b)
California State Public Works Board, Lease Revenue, Various Capital Project	5.125%	10/1/31	1,500,000	1,691,190
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	505,000	534,512
Provident Group-Pomona Properties LLC	5.750%	1/15/45	360,000	373,118
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	500,000	540,785
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,000,000	2,775,840
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	4,052,730
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	600,150
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	620,000	653,313

Total California				16,999,208

Colorado - 4.4%
Colorado Educational & Cultural Facilities Authority Revenue:
Cheyenne Mountain Charter Academy	5.250%	6/15/25	680,000	691,050	(c)
Cheyenne Mountain Charter Academy	5.125%	6/15/32	510,000	518,053	(c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	4,000,000	4,778,120
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	975,000	908,719
Solaris, CO, Metropolitan District #3, GO	7.000%	12/15/46	500,000	462,515

Total Colorado				7,358,457

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 1.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	$2,000,000	$2,072,680

District of Columbia - 1.5%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/42	2,000,000	2,029,680
KIPP Charter School	6.000%	7/1/33	200,000	231,216
KIPP Charter School	6.000%	7/1/43	250,000	284,683

Total District of Columbia				2,545,579

Florida - 2.5%
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Project	6.000%	6/15/35	250,000	255,050	(b)
Renaissance Charter School Inc. Project	6.125%	6/15/46	215,000	218,993	(b)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.375%	6/1/46	250,000	240,837	(b)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	500,000	561,155
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	1,500,000	1,535,895	(b)(d)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	7.500%	6/1/49	400,000	465,672
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	315,000	320,903
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	285,000	3	*(e)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	804,366	538,925	*(e)

Total Florida				4,137,433

Georgia - 3.6%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	2,000,000	2,032,960	(c)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	2,000,000	2,267,760	(c)(f)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	1,000,000	1,102,830
Franklin County, GA, Industrial Building Authority Revenue, Emmanuel College Inc.	6.000%	11/1/32	1,000,000	600,000	*(e)

Total Georgia				6,003,550

Hawaii - 1.3%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	2,000,000	2,181,580

Illinois - 4.2%
Chicago, IL, GO	5.500%	1/1/34	1,250,000	1,220,375
Chicago, IL, GO	6.000%	1/1/38	300,000	301,092	(g)
Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,000,000	1,083,050
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	1,500,000	1,628,355	(d)
Chicago, IL, O’Hare International Airport Revenue, Senior Lien	5.000%	1/1/42	500,000	533,390	(d)
Illinois State Finance Authority Revenue, Franciscan Communities Inc.	5.250%	5/15/47	1,000,000	998,410
Illinois State, GO	5.000%	2/1/26	650,000	675,772
Illinois State, GO	5.000%	2/1/27	250,000	258,953

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State, GO	5.000%	2/1/28	$300,000	$309,042
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	700,000	92,925

Total Illinois				7,101,364

Indiana - 1.6%
Indiana State Finance Authority Revenue, Private Activity Ohio River Bridges East End Crossing Project	5.000%	7/1/48	2,000,000	2,069,720	(d)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	589,770	(d)

Total Indiana				2,659,490

Kentucky - 1.3%
Owen County, KY, Waterworks System Revenue, Kentucky American Water Co. Project	6.250%	6/1/39	2,000,000	2,178,460

Louisiana - 0.0%
Epps, LA, COP	8.000%	6/1/18	775,000	77,500	*(e)

Maryland - 2.0%
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	3,000,000	3,397,290

Massachusetts - 1.6%
Massachusetts State DFA Revenue:
Partners Healthcare System	5.000%	7/1/47	1,250,000	1,374,987
Tufts Medical Center Inc.	6.875%	1/1/41	1,000,000	1,150,340
Umass Boston Student Housing Project	5.000%	10/1/41	200,000	210,116

Total Massachusetts				2,735,443

Michigan - 3.0%
Great Lakes, MI, Water Authority Water Supply System Revenue, Senior Lien	5.000%	7/1/35	200,000	218,338
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	310,000	319,533	(b)
Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	430,000	436,463	(b)
Michigan State Finance Authority Revenue:
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	260,000	282,604
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	270,000	285,028
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	500,000	509,020
Evangelical Homes of Michigan	5.500%	6/1/47	750,000	759,945
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	2,000,000	2,222,040	(c)

Total Michigan				5,032,971

Missouri - 2.2%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	200,000	187,820	(b)
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	500,000	541,180
Lutheran Senior Services	5.000%	2/1/44	750,000	775,012
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	2,000,000	2,256,820

Total Missouri				3,760,832

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nebraska - 2.1%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	$3,340,000	$3,584,789

Nevada - 0.5%
Director of the State of Nevada Department of Business & Industry Revenue:
Somerset Academy of Las Vegas	5.000%	12/15/35	300,000	304,491	(b)
Somerset Academy of Las Vegas	5.125%	12/15/45	500,000	500,500	(b)

Total Nevada				804,991

New Jersey - 6.5%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	450,000	485,298	(d)
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,605,645	(d)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	640,000	651,437	(d)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program	5.250%	6/15/32	4,720,000	4,871,229
Salem County, NJ, PCFA Revenue, Chambers Project	5.000%	12/1/23	3,000,000	3,222,030	(d)

Total New Jersey				10,835,639

New York - 3.8%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	2,000,000	2,284,340	(c)
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	1,205,000	1,259,406	(b)
New York State Transportation Development Corp., Special Facilities Revenue:
LaGuardia Airport Terminal B Redevelopment Project	4.000%	7/1/31	2,500,000	2,483,675	(d)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	300,000	313,776	(d)

Total New York				6,341,197

North Carolina - 0.3%
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/47	500,000	538,875

Ohio - 0.4%
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	723,751	(d)

Oklahoma - 0.8%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	250,000	242,028
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,054,550

Total Oklahoma				1,296,578

Oregon - 0.4%
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community	5.000%	11/15/51	725,000	693,883

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 5.1%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/28	$350,000	$384,727
Erie County, PA, Convention Center Authority Gtd. Hotel Revenue, County GTD	5.000%	1/15/36	750,000	817,148
Montgomery County, PA, IDA Revenue:
Acts Retirement-Life Communities	5.000%	11/15/28	1,400,000	1,504,622
Acts Retirement-Life Communities	5.000%	11/15/29	1,350,000	1,445,485
Pennsylvania State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds	5.000%	6/1/39	3,170,000	3,435,139
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/37	500,000	507,195
Performing Arts Charter School Project	6.000%	6/15/23	480,000	495,422	(b)

Total Pennsylvania				8,589,738

Texas - 23.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education	5.000%	12/1/36	240,000	256,416
Uplift Education	5.000%	12/1/46	200,000	211,278
Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co.	5.900%	5/1/28	1,500,000	1,561,665	(a)(d)(h)
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/42	2,000,000	2,122,660
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	4,000,000	4,269,000	(d)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB	0.000%	10/1/35	1,500,000	1,283,280	(a)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	1,018,000	(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	2,000,000	2,158,980	(c)
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	6,000,000	6,475,620
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/32	20,000	22,335	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	20,000	22,231	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/35	30,000	33,087	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	20,000	21,989	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
MRC Crestview	5.000%	11/15/36	550,000	545,182
MRC Senior Living-Langford Project	5.375%	11/15/36	475,000	438,772
Westminster Manor Project	5.000%	11/1/40	1,000,000	1,023,170
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	250,000	262,668
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	150,000	160,328

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tarleton State University Project	5.000%	4/1/39	$1,165,000	$1,204,074
North Texas Tollway Authority Revenue:
System-First Tier	5.750%	1/1/40	2,190,000	2,284,121	(c)
System-First Tier	5.750%	1/1/40	310,000	321,730
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	2,000,000	240,000	*(e)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	1,000,000	1,181,890
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	1,500,000	1,626,615
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	4,000,000	4,578,840
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,050,570	(d)
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	2,000,000	2,267,660
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.200%	2/15/40	1,000,000	1,133,760	(c)
Uplift Education	5.750%	12/1/27	1,500,000	1,558,560	(c)
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	425,000	373,800

Total Texas				39,708,281

U.S. Virgin Islands - 1.2%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	2,500,000	1,943,750

Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	272,628	(g)

Virginia - 2.3%
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	250,000	272,715	(d)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	300,000	326,763	(d)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	1,000,000	1,069,680	(d)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	2,137,580	(d)

Total Virginia				3,806,738

Washington - 0.2%
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project	5.000%	1/1/46	300,000	298,170	(b)

Wisconsin - 1.1%
Public Finance Authority, WI, Education Revenue, North Carolina Charter Educational Foundation Project	5.000%	6/15/36	1,000,000	919,580	(b)
Public Finance Authority, WI, Exemption Facilities Revenue, Celanese Project	5.000%	12/1/25	550,000	596,073	(d)
Public Finance Authority, WI, Revenue, Church Home of Hartford Inc.	5.000%	9/1/38	250,000	241,038	(b)

Total Wisconsin				1,756,691

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $157,587,105)				164,455,863

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.1%
MUNICIPAL BONDS - 1.0%
California - 0.1%
Eastern, CA, Municipal Water District, Water & Wastewater Revenue, SPA-Wells Fargo Bank N.A.	0.620%	7/1/30	$200,000	$200,000	(i)(j)

Florida - 0.2%
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.690%	8/1/18	400,000	400,000	(d)(i)(j)

New York - 0.2%
New York State Urban Development Corp. Revenue, SPA-JPMorgan Chase	0.660%	3/15/33	300,000	300,000	(i)(j)

North Carolina - 0.4%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.640%	11/1/34	700,000	700,000	(i)(j)

Washington - 0.1%
Washington State HFC, Non-Profit Housing Revenue, Panorama Project, LOC-Wells Fargo Bank N.A.	0.640%	4/1/43	100,000	100,000	(i)(j)

TOTAL MUNICIPAL BONDS (Cost - $1,700,000)				1,700,000

			SHARES
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $87,789)	0.461%		87,789	87,789

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,787,789)				1,787,789

TOTAL INVESTMENTS - 99.4% (Cost - $159,374,894#)				166,243,652
Other Assets in Excess of Liabilities - 0.6%				953,529

TOTAL NET ASSETS - 100.0%				$167,197,181

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on these securities is currently in default as of January 31, 2017.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Security is purchased on a when-issued basis.

(h)	Maturity date shown represents the mandatory tender date.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
PCFA	— Pollution Control Financing Authority
PFC	— Public Facilities Corporation
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund invests primarily in intermediate- and long-term municipal debt securities issued by state and local governments. However, the Fund may invest in municipal obligations of any maturity.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$164,455,863	—	$164,455,863

Short-Term Investments†:
Municipal Bonds	—	$1,700,000	—	$1,700,000
Money Market Funds	$87,789	—	—	87,789

Total Short-Term Investments	$87,789	$1,700,000	—	$1,787,789

Total Investments	$87,789	$166,155,863	—	$166,243,652

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$31,607	—	—	$31,607

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,210,680
Gross unrealized depreciation	(5,341,922)

Net unrealized appreciation	$6,868,758

At January 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	26	3/17	$3,953,544	$3,921,937	$(31,607)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal High Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017